UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

	Currency (1)	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $420,049)
Banco Bradesco S.A. ADR		4,200	$80,766	0.79
Banco do Brasil S.A.	BRL	3,100	52,551	0.52
CCR S.A.	BRL	1,600	48,170	0.47
Cia Hering	BRL	1,500	32,150	0.32
Cosan Ltd., Class A		3,500	43,155	0.42
Embraer S.A. ADR		1,512	44,634	0.44
Hypermarcas S.A.	BRL	5,845	44,925	0.44
PDG Realty S.A. Empreendimentos e Participacoes	BRL	11,300	59,748	0.59
			406,099	3.99
Chile (Cost $103,166)
Banco de Chile ADR		400	34,472	0.34
Cia Cervecerias Unidas S.A. ADR		1,200	68,112	0.67
			102,584	1.01
China (Cost $1,458,233)
AAC Acoustic Technologies Holdings, Inc.	HKD	34,000	78,567	0.77
Alibaba.com Ltd.	HKD	48,000	67,016	0.66
Baidu, Inc. ADR		600	94,242	0.93
China Lodging Group Ltd.		4,100	70,274	0.69
China Merchants Bank Co. Ltd., Class H	HKD	78,000	184,673	1.81
China Mobile Ltd.	HKD	16,500	164,397	1.62
China Modern Dairy Holdings Ltd.	HKD	220,000	67,249	0.66
China Overseas Land & Investment Ltd.	HKD	18,000	40,602	0.40
China Shenhua Energy Co. Ltd., Class H	HKD	20,500	102,591	1.01
CNOOC Ltd.	HKD	75,000	167,085	1.64
Industrial & Commercial Bank of China, Class H	HKD	233,000	177,876	1.75
Mindray Medical International Ltd. ADR		4,100	111,028	1.09
Ping an Insurance Group Co., Class H	HKD	17,000	166,008	1.63
Sun Art Retail Group Ltd.	HKD	16,500	21,213	0.21
			1,512,821	14.87
Colombia (Cost $70,658)
BanColombia S.A. ADR		400	26,520	0.26
Cementos Argos S.A.	COP	6,805	42,178	0.42
			68,698	0.68
Czech Republic (Cost $106,487)
Komercni Banka A.S.	CZK	450	100,505	0.99
			100,505	0.99
Hong Kong (Cost $394,356)
AIA Group Ltd.	HKD	21,600	79,228	0.78
ASM Pacific Technology Ltd.	HKD	5,500	60,250	0.59
Belle International Holdings Ltd.	HKD	35,000	76,851	0.76
Samson Holding Ltd.	HKD	302,000	49,335	0.48
Samsonite International S.A.	HKD	39,300	84,211	0.83
Shangri-La Asia Ltd.	HKD	22,000	56,815	0.56
			406,690	4.00
India (Cost $187,454)
ICICI Bank Ltd. ADR		2,000	93,140	0.91
Infosys Ltd. ADR		1,400	87,108	0.86
			180,248	1.77
Indonesia (Cost $188,082)
Aneka Tambang Tbk PT	IDR	151,500	35,544	0.35
Bank Mandiri Tbk PT	IDR	42,000	38,670	0.38
Bank Rakyat Indonesia Persero Tbk PT	IDR	18,000	14,598	0.14

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency (1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Borneo Lumbung Energi & Metal Tbk PT	IDR	215,000	$35,300	0.35
Harum Energy Tbk PT	IDR	30,000	34,130	0.33
Perusahaan Gas Negara PT	IDR	76,000	35,454	0.35
			193,696	1.90
Malaysia (Cost $296,858)
CIMB Group Holdings Bhd.	MYR	29,200	81,332	0.80
IJM Corp. Bhd.	MYR	14,200	30,059	0.30
Kuala Lumpur Kepong Bhd.	MYR	9,100	66,642	0.65
Petronas Chemicals Group Bhd.	MYR	35,400	81,601	0.80
SP Setia Bhd.	MYR	28,100	36,909	0.36
			296,543	2.91
Mexico (Cost $480,109)
Alfa S.A.B. de C.V., Class A	MXN	6,200	91,134	0.90
America Movil S.A.B. de C.V., Class L ADR		4,000	103,200	1.01
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,500	108,555	1.07
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	12,400	54,175	0.53
Grupo Mexico S.A.B. de C.V., Class B	MXN	23,900	88,010	0.86
Mexichem S.A.B. de C.V.	MXN	15,700	67,724	0.67
			512,798	5.04
Peru (Cost $156,058)
Cia de Minas Buenaventura S.A. ADR		1,300	53,222	0.52
Credicorp Ltd.		1,100	107,470	1.06
			160,692	1.58
Philippines (Cost $39,063)
Metropolitan Bank & Trust	PHP	7,500	13,687	0.13
San Miguel Corp.	PHP	10,320	31,193	0.31
			44,880	0.44
Poland (Cost $49,894)
Grupa Lotos S.A.	PLN	3,058	41,785	0.41
			41,785	0.41
Russian Federation (Cost $653,200)
Eurasia Drilling Co. Ltd. GDR (Registered)		850	24,820	0.24
Gazprom OAO ADR		5,600	82,096	0.81
Gazprom OAO ADR (OTC Exchange)		15,600	220,758	2.17
MMC Norilsk Nickel OJSC ADR		650	17,576	0.17
Phosagro OAO GDR (Registered)		5,635	80,017	0.79
Uralkali GDR		2,100	103,150	1.01
VimpelCom Ltd. ADR		10,300	127,720	1.26
			656,137	6.45
South Africa (Cost $491,348)
ABSA Group Ltd.	ZAR	715	14,026	0.14
Anglo American PLC	GBP	1,600	75,398	0.74
Foschini Group (The) Ltd.	ZAR	2,700	35,433	0.35
Imperial Holdings Ltd.	ZAR	1,121	19,254	0.19
Investec Ltd.	ZAR	3,600	28,943	0.28
Massmart Holdings Ltd.	ZAR	8,498	183,896	1.81
Mr. Price Group Ltd.	ZAR	1,499	16,532	0.16
Murray & Roberts Holdings Ltd.	ZAR	11,607	53,278	0.52
Reinet Investments SCA	ZAR	33,862	64,268	0.63
Sasol Ltd.	ZAR	164	8,195	0.08
Truworths International Ltd.	ZAR	1,858	20,106	0.20
			519,329	5.10
South Korea (Cost $961,754)
KB Financial Group, Inc. ADR		2,824	140,098	1.38

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency (1)	Shares	Value	% of Net Assets
South Korea - (continued)
LG Display Co. Ltd. ADR		3,600	$46,224	0.45
POSCO ADR		1,491	163,712	1.61
Samsung Electronics Co. Ltd. GDR		1,789	476,818	4.69
Shinhan Financial Group Co. Ltd. ADR		1,600	153,632	1.51
			980,484	9.64
Taiwan (Cost $360,707)
AU Optronics Corp. ADR		5,100	28,101	0.28
Chunghwa Telecom Co. Ltd. ADR		1,700	59,092	0.58
Siliconware Precision Industries Co. ADR		5,700	28,101	0.28
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		17,800	220,008	2.16
			335,302	3.30
Thailand (Cost $164,969)
Siam Cement PCL (Registered)	THB	1,200	17,583	0.17
Siam Commercial Bank PCL (Registered)	THB	38,800	164,531	1.62
			182,114	1.79
Total Common Stocks (Cost $6,582,445)			6,701,405	65.87

Preferred Stocks

Brazil (Cost $1,234,243)
Braskem S.A. ADR		2,800	67,956	0.67
Itau Unibanco Holding S.A. ADR		13,700	279,069	2.74
Petroleo Brasileiro S.A. ADR		12,407	381,267	3.75
Vale S.A. ADR		17,300	510,696	5.02
			1,238,988	12.18
Chile (Cost $35,822)
Cia de Bebidas das Americas		1,100	33,022	0.32
			33,022	0.32
Russian Federation (Cost $31,882)
Mechel ADR		3,618	31,296	0.31
			31,296	0.31
Total Preferred Stocks (Cost $1,301,947)			1,303,306	12.81

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency (1)	Number of Warrants	Value	% of Net Assets
Warrants

India (Cost $647,856)
Axis Bank Ltd., Exp. 3/16/15		3,300	$99,930	0.98
Bharti Airtel Ltd., Exp. 2/8/16		6,891	68,185	0.67
Coal India Ltd., Exp. 11/2/15		3,395	29,828	0.29
Dewan Housing Finance Corp. Ltd., Exp. 10/29/14		8,456	39,917	0.39
Hindustan Petroleum Corp. Ltd., Exp. 5/13/16		5,387	46,781	0.46
Jaiprakash Associates Ltd., Exp. 6/15/15		34,004	51,247	0.50
Maruti Suzuki India Ltd., Exp. 11/30/15		2,123	57,971	0.57
Reliance Industries Ltd., Exp. 5/17/15		1,846	36,051	0.36
Strides Arcolab Ltd., Exp. 6/23/16		7,962	67,673	0.67
Tata Consultancy Services Ltd., Exp. 5/26/15		1,976	50,848	0.50
Tata Steel Ltd., Exp. 5/20/15		510	115,414	1.14
			663,845	6.53
South Korea (Cost $231,132)
LG Chem Ltd., Exp. 6/23/16		190	84,296	0.83
LG Household & Health Care Ltd., Exp. 6/23/16		160	72,043	0.71
Samsung Fire & Marine Insurance Co. Ltd., Exp. 11/16/11		2,746	35,051	0.34
Shinsegae Co. Ltd., Exp. 10/29/12		160	49,796	0.49
			241,186	2.37
Taiwan (Cost $727,393)
Cathay Financial Holding Co. Ltd., Exp. 1/4/16		38,760	58,070	0.57
Chinatrust Financial Holding Co. Ltd., Exp. 1/4/16		82,000	73,939	0.73
Chroma ATE, Inc., Exp. 5/5/14		11,440	28,715	0.28
Delta Electronics, Inc., Exp. 4/1/15		27,000	95,360	0.94
Hon Hai Precision Industry Co. Ltd., Exp. 2/24/20		59,400	169,305	1.66
HTC Corp., Exp. 4/1/15		3,150	93,584	0.92
MediaTek, Inc., Exp. 6/15/12		7,000	62,656	0.61
Taiwan Fertilizer Co. Ltd., Exp. 6/23/21		15,000	53,670	0.53
TPK Holding Co. Ltd., Exp. 6/23/21		1,000	29,473	0.29
Wan Hai Lines Ltd., Exp. 6/23/21		32,000	22,430	0.22
			687,202	6.75
Total Warrants (Cost $1,606,381)			1,592,233	15.65

	Currency (1)	Shares	Value	% of Net Assets
Participation Notes

Russian Federation (Cost $69,132)
Sberbank of Russia, Issued by Sberbank, Maturity Date 1/15/13		18,837	68,981	0.68
			68,981	0.68
South Korea (Cost $319,108)
Amorepacific Corp., Issued by JP Morgan Structured Products, Maturity Date 6/23/16		44	49,841	0.49
Korean Reinsurance Co., Issued by JP Morgan Structured Products, Maturity Date 6/23/16		4,900	61,054	0.60
KT&G Corp., Issued by JP Morgan Structured Products, Maturity Date 6/23/16		1,055	65,330	0.64

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea - (continued)
NHN Corp., Issued by JP Morgan Chase Bank, Maturity Date 6/23/16		523	$103,675	1.02
Samsung Card Co. Ltd., Issued by JP Morgan Chase Bank, Maturity Date 6/23/16		965	54,656	0.54
			334,556	3.29
Taiwan (Cost $28,693)
Tripod Technology Corp., Issued by BNP Paribas Arbitrage, Maturity Date 4/1/15		7,000	27,753	0.27
			27,753	0.27
Total Participation Notes (Cost $416,933)			431,290	4.24

Investment Companies

Turkey (Cost $169,888)
iShares MSCI Turkey Index Fund		2,926	163,359	1.61
			163,359	1.61
Total Investment Companies (Cost $169,888)			163,359	1.61

Total Investments (Total Cost $10,077,594)			10,191,593	100.18

Liabilities Less Other Assets			(18,143)	(0.18)

Net Assets			$10,173,450	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Consumer Discretionary	$162,172	$358,537	$—	$520,709
Consumer Staples	264,747	370,194	—	634,941
Energy	302,854	378,606	—	681,460
Financials	742,826	1,205,855	—	1,948,681
Health Care	111,028	—	—	111,028
Industrials	183,938	83,336	—	267,274
Information Technology	503,784	682,651	—	1,186,435
Materials	432,422	428,592	—	861,014
Telecommunication Services	290,012	164,397	—	454,409
Utilities	—	35,454	—	35,454
Preferred Stocks
Consumer Staples	33,022	—	—	33,022
Energy	381,267	—	—	381,267
Financials	279,069	—	—	279,069
Materials	609,948	—	—	609,948
Warrants
Consumer Discretionary	107,766	—	—	107,766
Consumer Staples	72,043	—	—	72,043
Energy	112,660	—	—	112,660
Financials	306,907	—	—	306,907
Health Care	67,673	—	—	67,673
Industrials	73,678	—	—	73,678
Information Technology	500,468	29,473	—	529,941
Materials	253,380	—	—	253,380
Telecommunication Services	68,185	—	—	68,185
Participation Notes
Building Materials	49,841	—	—	49,841
Diversified Financial Services	—	68,981	—	68,981
Forest Products & Paper	27,753	—	—	27,753
Internet	61,054	—	—	61,054
Mutual Fund	223,661	—	—	223,661
Investment Companies	163,359	—	—	163,359

Total Investments	$6,385,517	$3,806,076	$—	$10,191,593

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Debt Securities

Argentina (Cost $345,191)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	$163,312	1.37
WPE International Cooperatief U.A. 10.375%, 09/30/2020		200,000	213,500	1.80
			376,812	3.17
Barbados (Cost $108,813)
Columbus International, Inc. 11.500%, 11/20/2014		100,000	112,450	0.95
			112,450	0.95
Brazil (Cost $1,133,234)
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	204,042	1.72
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	228,601	1.92
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	200,000	136,912	1.15
JBS Finance II Ltd. 8.250%, 01/29/2018		100,000	102,615	0.86
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	193,832	1.63
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	101,160	0.85
Rearden G Holdings EINS GmbH 7.875%, 03/30/2020		100,000	109,397	0.92
Vale Overseas Ltd. 8.250%, 01/17/2034		100,000	129,113	1.09
			1,205,672	10.14
Chile (Cost $497,254)
AES Gener S.A. 5.250%, 08/15/2021		100,000	99,871	0.84
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	102,784	0.86
Cencosud S.A. 5.500%, 01/20/2021		150,000	152,871	1.29
Inversiones Alsacia S.A. 8.000%, 08/18/2018		150,000	143,850	1.21
			499,376	4.20
China (Cost $492,440)
China Forestry Holdings Co. Ltd. 7.750%, 11/17/2015		100,000	89,000	0.75
Country Garden Holdings Co. 11.250%, 04/22/2017		100,000	105,435	0.88
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	102,750	0.86
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	98,304	0.83
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	93,899	0.79
			489,388	4.11
Colombia (Cost $72,471)
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	125,000,000	75,650	0.64
			75,650	0.64
Croatia (Cost $111,986)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	116,624	0.98
			116,624	0.98
Czech Republic (Cost $136,261)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	150,753	1.27
			150,753	1.27
El Salvador (Cost $102,548)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		100,000	104,756	0.88
			104,756	0.88
Hong Kong (Cost $735,219)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	102,000	0.86
Bank of East Asia Ltd. 8.500%, 11/29/2049		100,000	107,469	0.90
Central China Real Estate Ltd. 12.250%, 10/20/2015		100,000	104,346	0.88
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		100,000	97,610	0.82
Hyva Global B.V. 8.625%, 03/24/2016		200,000	203,500	1.71
Sino-Forest Corp. 10.250%, 07/28/2014		50,000	37,162	0.31

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Hong Kong - (continued)
Sino-Forest Corp. 4.250%, 12/15/2016		40,000	$23,900	0.20
Sino-Forest Corp. 6.250%, 10/21/2017		112,000	70,955	0.60
			746,942	6.28
Hungary (Cost $122,308)
MOL Hungarian Oil and Gas PLC 5.875%, 04/20/2017	EUR	100,000	139,734	1.18
			139,734	1.18
India (Cost $460,543)
ICICI Bank Ltd. 5.750%, 11/16/2020		100,000	101,069	0.85
Reliance Communications Ltd. 0.000%, 03/01/2012		100,000	116,835	0.98
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		250,000	243,128	2.05
			461,032	3.88
Indonesia (Cost $323,801)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		200,000	234,500	1.97
GT 2005 Bonds B.V., FRN 6.000%, 07/21/2014		100,000	92,752	0.78
			327,252	2.75
Israel (Cost $214,872)
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	218,500	1.84
			218,500	1.84
Jamaica (Cost $316,596)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	203,086	1.71
Digicel Group Ltd. 10.500%, 04/15/2018		100,000	111,372	0.93
			314,458	2.64
Kazakhstan (Cost $1,182,334)
ATF Bank JSC 9.000%, 05/11/2016		100,000	105,000	0.88
BTA Bank JSC 10.750%, 07/01/2018		200,000	168,500	1.42
BTA Bank JSC 7.200%, 07/01/2025		300,000	151,500	1.27
Kazkommertsbank JSC 8.500%, 04/16/2013		300,000	299,250	2.52
KazMunayGas National Co. 6.375%, 04/09/2021		200,000	213,000	1.79
Zhaikmunai LLP 10.500%, 10/19/2015		150,000	159,750	1.34
			1,097,000	9.22
Kuwait (Cost $105,971)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	111,000	0.93
			111,000	0.93
Mexico (Cost $636,416)
America Movil S.A.B. de C.V. 6.125%, 03/30/2040		100,000	109,624	0.92
Cemex Espana Luxembourg 9.250%, 05/12/2020		100,000	92,319	0.78
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		100,000	93,397	0.78
Grupo Papelero Scribe S.A. 8.875%, 04/07/2020		100,000	93,762	0.79
Grupo Televisa S.A. 8.500%, 03/11/2032		100,000	127,907	1.08
Southern Copper Corp. 6.750%, 04/16/2040		100,000	105,962	0.89
			622,971	5.24
Nigeria (Cost $198,293)
Afren PLC 11.500%, 02/01/2016		200,000	216,504	1.82
			216,504	1.82
Peru (Cost $98,692)
Banco Internacional del Peru SAA 5.750%, 10/07/2020		100,000	96,824	0.81
			96,824	0.81
Philippines (Cost $103,239)
Energy Development Corp. 6.500%, 01/20/2021		100,000	105,000	0.88
			105,000	0.88
Poland (Cost $146,149)
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	100,000	161,384	1.36
			161,384	1.36

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Qatar (Cost $317,963)
CBQ Finance Ltd. 7.500%, 11/18/2019		100,000	$114,750	0.97
Nakilat, Inc. 6.267%, 12/31/2033		196,092	207,152	1.74
			321,902	2.71
Russian Federation (Cost $511,490)
Evraz Group S.A. 9.500%, 04/24/2018		100,000	115,000	0.97
Lukoil International Finance B.V. 6.656%, 06/07/2022		100,000	106,500	0.89
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		200,000	206,788	1.74
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	102,000	0.86
			530,288	4.46
Saudi Arabia (Cost $184,277)
Dar Al-Arkan International Sukuk Co., FRN 2.500%, 07/16/2012		200,000	188,068	1.58
			188,068	1.58
Seychelles (Cost $104,861)
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	110,500	0.93
			110,500	0.93
South Africa (Cost $560,116)
Edcon Pty Ltd., FRN 4.721%, 06/15/2014	EUR	100,000	120,740	1.01
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	100,000	126,819	1.07
Edcon Pty Ltd. 9.500%, 03/01/2018		150,000	136,125	1.14
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	139,807	1.18
			523,491	4.40
South Korea (Cost $200,990)
Shinhan Bank 6.819%, 09/20/2036		100,000	105,165	0.88
Woori Bank 6.208%, 05/02/2037		100,000	98,500	0.83
			203,665	1.71
Thailand (Cost $105,812)
True Move Co. Ltd. 10.375%, 08/01/2014		100,000	107,598	0.90
			107,598	0.90
Ukraine (Cost $402,124)
MHP S.A. 10.250%, 04/29/2015		200,000	212,500	1.79
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	205,042	1.72
			417,542	3.51
United Arab Emirates (Cost $1,320,954)
Atlantic Finance Ltd. 10.750%, 05/27/2014		100,000	111,850	0.94
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012		200,000	194,746	1.64
DP World Ltd. 6.850%, 07/02/2037		100,000	97,500	0.82
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	300,000	391,172	3.29
Dubai Sukuk Centre Ltd., FRN 0.625%, 06/13/2012		400,000	379,500	3.19
Jafz Sukuk Ltd., FRN 3.401%, 11/27/2012	AED	1,000,000	257,698	2.16
			1,432,466	12.04
Total Debt Securities (Cost $11,353,218)			11,585,602	97.41

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Value	% of Net Assets
Total Investments (Total Cost $11,353,218)	$11,585,602	97.41

Other Assets Less Liabilities	307,587	2.59

Net Assets	$11,893,189	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At July 31, 2011, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/11	Hong Kong Shanghai Bank	United States Dollar	192,184	Brazilian Real	304,785	$(4,343)
08/08/11	UBS Securities	United States Dollar	74,726	Colombian Peso	133,125,000	(123)
08/15/11	Hong Kong Shanghai Bank	United States Dollar	1,359,958	Euro	959,897	(18,776)

Total						$(23,242)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$10,453,952	$—	$10,453,952
Corporate Convertible Bonds	—	140,735	—	140,735
Financial Certificates	—	762,314	—	762,314
Index Linked Government Bonds	—	228,601	—	228,601

Total Investments	$—	$11,585,602	$—	$11,585,602

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(23,242)	$—	$(23,242)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $5,195,646)
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	2,200,000	$1,705,839	2.99
Brazil (Fed Rep of) 12.500%, 01/05/2022	BRL	970,000	802,157	1.41
Brazil (Fed Rep of) 10.250%, 01/10/2028	BRL	420,000	300,961	0.53
Brazil Notas do Tesouro Nacional Serie B 6.000%, 05/15/2015	BRL	1,300,000	1,690,138	2.96
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	200,000	256,614	0.45
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2013	BRL	1,350,000	840,866	1.48
			5,596,575	9.82
Chile (Cost $102,395)
Chile (Rep of) 5.500%, 08/05/2020	CLP	50,000,000	113,213	0.20
			113,213	0.20
China (Cost $308,127)
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	2,000,000	305,984	0.54
			305,984	0.54
Colombia (Cost $2,397,584)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,276,000,000	916,256	1.61
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,564,000,000	1,017,719	1.78
Colombia (Rep of) 9.850%, 06/28/2027	COP	857,000,000	647,752	1.14
			2,581,727	4.53
Hungary (Cost $2,374,631)
Hungary (Rep of) 7.500%, 10/24/2013	HUF	113,550,000	621,474	1.09
Hungary (Rep of) 5.500%, 02/12/2014	HUF	72,000,000	375,243	0.66
Hungary (Rep of) 8.000%, 02/12/2015	HUF	92,200,000	509,509	0.89
Hungary (Rep of) 6.750%, 02/24/2017	HUF	70,000,000	366,476	0.64
Hungary (Rep of) 6.500%, 06/24/2019	HUF	84,280,000	427,316	0.75
Hungary (Rep of) 7.500%, 11/12/2020	HUF	29,550,000	158,755	0.28
Hungary (Rep of) 6.000%, 11/24/2023	HUF	20,000,000	93,918	0.17
			2,552,691	4.48
Indonesia (Cost $423,504)
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	3,100,000,000	462,891	0.81
			462,891	0.81
Israel (Cost $1,703,584)
Israel Government Bond - CPI Linked 3.500%, 04/30/2018	ILS	900,000	329,910	0.58
Israel Government Bond - CPI Linked 3.000%, 10/31/2019	ILS	800,000	264,862	0.46
Israel Government Bond - Fixed 5.000%, 01/31/2020	ILS	4,020,000	1,172,007	2.06
			1,766,779	3.10
Malaysia (Cost $2,246,737)
Malaysia (Rep of) 4.262%, 09/15/2016	MYR	1,800,000	628,528	1.10
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	1,039,000	363,290	0.64
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,930,000	1,010,915	1.77
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	100,000	34,957	0.06
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	835,000	283,382	0.50
			2,321,072	4.07
Mexico (Cost $2,677,381)
Mexican Bonos 9.000%, 06/20/2013	MXN	1,550,000	141,545	0.25
Mexican Bonos 7.750%, 12/14/2017	MXN	4,500,000	415,798	0.73
Mexican Bonos 8.000%, 06/11/2020	MXN	9,440,000	880,028	1.54
Mexican Bonos 10.000%, 12/05/2024	MXN	1,980,000	213,647	0.37
Mexican Bonos 7.500%, 06/03/2027	MXN	4,440,000	387,415	0.68

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Bonos 8.500%, 05/31/2029	MXN	5,410,000	$510,383	0.90
Mexican Bonos 10.000%, 11/20/2036	MXN	2,400,000	255,057	0.45
			2,803,873	4.92
Peru (Cost $740,219)
Peru (Rep of) 8.600%, 08/12/2017	PEN	510,000	213,409	0.37
Peru (Rep of) 7.840%, 08/12/2020	PEN	779,000	315,046	0.55
Peru (Rep of) 8.200%, 08/12/2026	PEN	537,000	225,710	0.40
			754,165	1.32
Philippines (Cost $423,938)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	10,000,000	236,064	0.41
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	227,761	0.40
			463,825	0.81
Poland (Cost $2,458,893)
Poland (Rep of) 5.250%, 04/25/2013	PLN	1,140,000	413,955	0.73
Poland (Rep of) 0.000%, 07/25/2013	PLN	1,730,000	568,480	1.00
Poland (Rep of) 5.750%, 04/25/2014	PLN	1,186,000	436,012	0.76
Poland (Rep of) 5.500%, 04/25/2015	PLN	426,000	155,325	0.27
Poland (Rep of) 6.250%, 10/24/2015	PLN	1,500,000	562,069	0.99
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,240,000	441,491	0.77
			2,577,332	4.52
South Africa (Cost $4,143,104)
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	4,050,250	736,177	1.29
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	5,730,000	870,174	1.53
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	2,710,000	402,816	0.71
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	5,226,200	735,825	1.29
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	2,520,000	339,455	0.60
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	7,300,000	1,278,134	2.24
			4,362,581	7.66
Thailand (Cost $1,540,182)
Thailand (Rep of) 5.125%, 03/13/2018	THB	9,300,000	333,189	0.58
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	233,843	0.41
Thailand (Rep of) 3.650%, 12/17/2021	THB	7,600,000	248,395	0.44
Thailand (Rep of) 5.500%, 03/13/2023	THB	10,900,000	412,543	0.72
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	188,547	0.33
Thailand (Rep of) 5.670%, 03/13/2028	THB	3,141,000	122,819	0.22
			1,539,336	2.70
Turkey (Cost $4,217,196)
Turkey (Rep of) 0.000%, 11/07/2012	TRY	4,598,300	2,440,305	4.28
Turkey (Rep of) 16.000%, 08/28/2013	TRY	488,000	327,107	0.58
Turkey (Rep of) 9.000%, 05/21/2014	TRY	767,000	628,643	1.10
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	508,115	0.89
			3,904,170	6.85
Uruguay (Cost $1,055,259)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	6,100,000	534,828	0.94
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	3,229,000	261,726	0.46
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	1,970,000	140,074	0.24
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	94,891	0.17

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	$85,586	0.15
			1,117,105	1.96
Total Debt Securities (Cost $32,008,380)			33,223,319	58.29

Fully Funded Total Return Swaps

India (Cost $273,693)
India Government Bond, Issued by HSBC, 7.490%, 04/16/2017	INR	4,960,000	107,587	0.19
India Government Bond, Issued by HSBC, 7.830%, 04/11/2018	INR	7,440,000	162,692	0.28
			270,279	0.47
Indonesia (Cost $3,626,438)
Indonesia (Rep of), Issued by Barclays Capital, 9.500%, 07/15/2031	IDR	2,932,000,000	391,698	0.69
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	196,643	0.34
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	260,178	0.46
Indonesia (Rep of), Issued by Deutsche Bank, 12.800%, 06/15/2021	IDR	5,252,000,000	864,501	1.52
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	4,700,000,000	627,892	1.10
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	3,080,000,000	411,469	0.72
Indonesia (Rep of), Issued by Standard Chartered, 11.500%, 09/15/2019	IDR	6,236,000,000	938,488	1.65
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	1,200,000,000	148,673	0.26
Indonesia (Rep of), Issued by Standard Chartered, 9.500%, 07/15/2031	IDR	1,700,000,000	227,110	0.40
			4,066,652	7.14
Russian Federation (Cost $2,830,982)
Russian Federal Bond - OFZ, Issued by Credit Suisse, 7.500%, 03/15/2018	RUB	2,250,000	81,775	0.14
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 12.000%, 03/27/2013	RUB	13,880,000	555,035	0.98
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 8.100%, 11/26/2014	RUB	9,700,000	369,740	0.65
Russian Federal Bond - OFZ, Issued by HSBC, 10.800%, 09/19/2012	RUB	6,500,000	250,233	0.44
Russian Federal Bond - OFZ, Issued by HSBC, 11.300%, 10/17/2012	RUB	14,125,000	548,632	0.96
Russian Federal Bond - OFZ, Issued by HSBC, 11.200%, 12/17/2014	RUB	12,925,000	537,189	0.94
Russian Federal Bond - OFZ, Issued by HSBC, 6.880%, 07/15/2015	RUB	1,900,000	69,021	0.12
Russian Foreign Bond - Eurobond, Issued by Deutsche Bank, 7.850%, 03/10/2018	RUB	15,000,000	571,644	1.00
			2,983,269	5.23

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Sri Lanka (Cost $111,295)
Sri Lanka Treasury Bills, Issued by HSBC, 7.080%, 01/13/2012	LKR	12,570,000	$111,034	0.20
			111,034	0.20
Total Fully Funded Total Return Swaps (Cost $6,842,408)			7,431,234	13.04

Total Investments (Total Cost $38,850,788)			40,654,553	71.33

Other Assets Less Liabilities			$16,343,840	28.67

Net Assets			$56,998,393	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

At July 31, 2011, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2011	UBS Securities	Brazilian Real	530,880	United States Dollar	320,000	$22,316
08/02/2011	UBS Securities	Brazilian Real	5,939,146	United States Dollar	3,632,950	196,657
08/02/2011	UBS Securities	Brazilian Real	359,260	United States Dollar	230,000	1,654
08/02/2011	Barclays	United States Dollar	942,674	Brazilian Real	1,492,630	(19,785)
08/02/2011	Citibank Great Britain	United States Dollar	1,154,957	Brazilian Real	1,800,000	(5,697)
08/02/2011	UBS Securities	United States Dollar	1,741,843	Brazilian Real	2,737,306	(23,193)
08/02/2011	UBS Securities	United States Dollar	510,767	Brazilian Real	799,350	(4,660)
08/03/2011	UBS Securities	Taiwan Dollar	27,160,750	United States Dollar	946,120	(4,179)
08/04/2011	UBS Securities	Taiwan Dollar	2,878,000	United States Dollar	100,000	(190)
08/08/2011	UBS Investment Bank	Chilean Peso	116,701,500	United States Dollar	251,729	3,500
08/08/2011	UBS Securities	Chilean Peso	41,593,500	United States Dollar	90,000	966
08/08/2011	Standard Chartered Bank	Indian Rupee	25,833,200	United States Dollar	580,000	3,482
08/08/2011	Barclays	Korean Won	599,670,000	United States Dollar	553,789	14,960
08/08/2011	Bank of America	Mexican Peso	49,704,280	United States Dollar	4,263,827	(33,121)
08/08/2011	UBS Securities	Mexican Peso	2,087,100	United States Dollar	180,000	(2,351)
08/08/2011	Citibank NY	Romanian Leu	1,651,650	United States Dollar	550,000	10,885
08/08/2011	Citibank NY	United States Dollar	90,000	Colombian Peso	158,400,000	940
08/08/2011	UBS Securities	United States Dollar	182,157	Colombian Peso	324,512,800	(299)
08/08/2011	Bank of America	United States Dollar	100,817	Israeli Shekel	346,701	(450)
08/08/2011	Deutsche Bank	United States Dollar	1,082,893	Israeli Shekel	3,711,184	(1,106)
08/08/2011	Citibank NY	United States Dollar	280,000	Mexican Peso	3,269,280	1,727
08/08/2011	UBS Investment Bank	United States Dollar	365,000	Peruvian Nuevo Sol	1,003,385	(1,344)
08/08/2011	Barclays	United States Dollar	39,722	Peruvian Nuevo Sol	110,050	(443)
08/08/2011	UBS Investment Bank	United States Dollar	365,000	Peruvian Nuevo Sol	1,003,385	(1,211)
08/08/2011	UBS Securities	United States Dollar	550,000	Romanian Leu	1,636,052	(5,588)
08/10/2011	Citibank NY	Polish Zloty	2,093,758	United States Dollar	771,807	(20,182)
08/10/2011	Deutsche Bank	South African Rand	1,107,011	United States Dollar	160,000	5,331
08/10/2011	Deutsche Bank	South African Rand	8,479,605	United States Dollar	1,245,843	20,579
08/11/2011	Bank of America	Singapore Dollar	550,450	United States Dollar	452,387	4,774
08/11/2011	Deutsche Bank	United States Dollar	587,614	Euro	410,000	(1,336)
08/11/2011	Standard Chartered Bank	United States Dollar	514,947	Singapore Dollar	640,495	(16,998)
08/18/2011	Hong Kong Shanghai Bank	United States Dollar	235,306	Philippine Peso	10,122,850	(4,502)
08/23/2011	Morgan Stanley	Thai Baht	97,447,069	United States Dollar	3,209,719	51,165
08/23/2011	Deutsche Bank	United States Dollar	422,308	Thai Baht	12,652,355	(1,079)
08/25/2011	Bank of America	Indian Rupee	22,400,000	United States Dollar	501,231	3,103
08/25/2011	Citibank NY	Indonesian Rupiah	8,255,594,218	United States Dollar	965,115	2,110
08/25/2011	Standard Chartered Bank	Malaysian Ringgit	600,000	United States Dollar	199,501	2,232
08/29/2011	Deutsche Bank	Malaysian Ringgit	4,100,000	United States Dollar	1,336,245	41,847
08/29/2011	Bank of America	Polish Zloty	247,416	United States Dollar	88,927	(304)
08/29/2011	UBS Securities	Polish Zloty	332,385	United States Dollar	121,365	(2,307)
08/29/2011	Barclays	Russian Ruble	3,372,300	United States Dollar	120,000	1,602
08/29/2011	Barclays	Russian Ruble	4,541,872	United States Dollar	160,000	3,775
08/29/2011	Deutsche Bank	Russian Ruble	4,206,123	United States Dollar	150,000	1,669
08/29/2011	UBS Securities	Russian Ruble	35,021,675	United States Dollar	1,242,036	20,810
08/29/2011	Hong Kong Shanghai Bank	South African Rand	181,330	United States Dollar	26,642	365
08/29/2011	Morgan Stanley	United States Dollar	90,959	Polish Zloty	250,174	1,349
08/29/2011	Morgan Stanley	United States Dollar	97,401	South African Rand	655,373	(207)
09/02/2011	UBS Securities	Brazilian Real	799,350	United States Dollar	507,685	3,206
09/02/2011	UBS Securities	Brazilian Real	2,737,306	United States Dollar	1,730,829	18,674
09/02/2011	JP Morgan	Malaysian Ringgit	6,500,000	United States Dollar	2,128,705	55,406
09/06/2011	JP Morgan	Indian Rupee	24,755,500	United States Dollar	550,000	6,129
09/06/2011	Morgan Stanley	Malaysian Ringgit	1,664,300	United States Dollar	546,784	12,278
09/06/2011	Barclays	Polish Zloty	1,156,370	United States Dollar	417,990	(4,130)
09/06/2011	Barclays	Russian Ruble	15,670,581	United States Dollar	556,069	8,484

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/07/2011	Bank of America	Korean Won	716,565,000	United States Dollar	670,000	$9,456
09/09/2011	Bank of America	Chilean Peso	313,117,000	United States Dollar	674,167	12,223
09/19/2011	Bank of America	Malaysian Ringgit	1,112,492	United States Dollar	367,062	6,267
09/20/2011	JP Morgan	Singapore Dollar	90,045	United States Dollar	73,036	1,754
09/26/2011	Bank of America	United States Dollar	241,703	Hungarian Forint	46,510,971	(4,314)
09/29/2011	Bank of America	Polish Zloty	1,621,779	United States Dollar	577,649	1,405
10/05/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	5,537,280,000	United States Dollar	640,000	5,608
10/07/2011	Hong Kong Shanghai Bank	Indian Rupee	26,065,200	United States Dollar	580,000	2,260
10/18/2011	Citibank NY	Korean Won	1,766,233,449	United States Dollar	1,655,482	18,809
10/24/2011	Bank of America	Malaysian Ringgit	3,679,200	United States Dollar	1,233,265	(1,812)
10/24/2011	Hong Kong Shanghai Bank	Malaysian Ringgit	458,250	United States Dollar	152,066	1,314
10/25/2011	Deutsche Bank	Indian Rupee	17,504,928	United States Dollar	388,955	851
10/25/2011	Barclays	Turkish Lira	252,715	United States Dollar	160,000	(12,864)
10/25/2011	Barclays	Turkish Lira	164,350	United States Dollar	100,000	(4,312)
10/25/2011	Deutsche Bank	Turkish Lira	231,372	United States Dollar	140,000	(5,290)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	803,585	United States Dollar	500,000	(32,136)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	791,645	United States Dollar	480,000	(19,088)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	1,408,007	United States Dollar	810,000	9,771
10/25/2011	Morgan Stanley	Turkish Lira	940,710	United States Dollar	560,000	(12,299)
10/25/2011	Bank of America	United States Dollar	16,372	Turkish Lira	26,918	700
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	900,000	Turkish Lira	1,468,530	44,991
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	460,000	Turkish Lira	763,577	15,429
10/25/2011	Morgan Stanley	United States Dollar	210,000	Turkish Lira	341,502	11,170
10/25/2011	Morgan Stanley	United States Dollar	390,000	Turkish Lira	642,038	16,192

Total						$433,398

At July 31, 2011, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index	Receive Rate	Notional Amount		Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty
Mexico Interbank TIIE 28 Day Rate	5.480%	MXN	1,100,000	12/06/2012	$619	$—	$619	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.520%	BRL	3,515,589	01/02/2013	(3,456)	—	(3,456)	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.690%		2,678,796	01/02/2013	1,167	—	1,167	Hong Kong Shanghai Bank
Mexico Interbank TIIE 28 Day Rate	5.790%	MXN	10,900,000	03/11/2013	10,772	—	10,772	Deutsche Bank
Czech Interbank Offered 6 Month Rate	2.210%	CZK	63,600,000	03/30/2013	44,600	—	44,600	Barclays Capital
Prague Interbank Offered 6 Month Rate	1.870%		7,500,000	03/30/2013	2,226	—	2,226	Barclays Capital

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Pay Rate Index	Receive Rate	Notional Amount		Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty
Mexico Interbank TIIE 28 Day Rate	5.690%	MXN	11,000,000	04/24/2013	$9,733	$—	$9,733	Deutsche Bank
Mexico Interbank TIIE 28 Day Rate	6.250%		9,500,000	03/12/2014	19,140	—	19,140	Deutsche Bank
Mexico Interbank TIIE 28 Day Rate	6.620%		1,000,000	12/11/2015	2,571	—	2,571	Hong Kong Shanghai Bank
Mexico Interbank TIIE 28 Day Rate	6.515%		48,000,000	07/01/2016	89,173	—	89,173	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.150%	BRL	307,786	01/02/2017	(5,302)	—	(5,302)	Hong Kong Shanghai Bank
Brazil CETIP Interbank Deposit Rate	12.400%		1,018,864	01/02/2017	(9,002)	—	(9,002)	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.580%	ZAR	2,000,000	12/08/2017	520	—	520	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.400%		1,380,000	01/04/2018	(877)	—	(877)	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.700%		1,850,000	12/08/2018	98	—	98	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.720%		450,000	12/17/2018	96	—	96	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.630%		430,000	12/31/2018	(347)	—	(347)	Barclays Capital

					$161,731	$—	$161,731

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$305,984	$—	$305,984
Government Bonds	—	28,567,288	—	28,567,288
Index Linked Government Bonds	—	4,350,047	—	4,350,047
Fully Funded Total Return Swaps	—	7,431,234	—	7,431,234

Total Investments	$—	$40,654,553	$—	$40,654,553

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$680,175	$—	$680,175
Interest Rate Swap Contracts	—	180,715	—	180,715
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(246,777)	—	(246,777)
Interest Rate Swap Contracts	—	(18,984)	—	(18,984)

Total Other Financial Instruments	$—	$595,129	$—	$595,129

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

	Currency (1)	Par	Value	% of Net Assets
Debt Securities

Poland (Cost $188,037)
Poland Government Bond 0.000%, 07/25/2013	PLN	570,000	$187,303	0.43
			187,303	0.43
Romania (Cost $134,752)
Romania Government Bond 8.000%, 10/25/2011	RON	390,000	133,176	0.31
			133,176	0.31
Turkey (Cost $1,064,624)
Turkey (Rep of) 0.000%, 08/08/2012	TRY	1,000,000	542,905	1.26
Turkey (Rep of) 0.000%, 11/07/2012	TRY	793,100	420,896	0.97
			963,801	2.23
Total Debt Securities (Cost $1,387,413)			1,284,280	2.97

Short Term Securities

Mexico (Cost $262,928)
Mexico Cetes 0.000%, 09/22/2011	MXN	31,000,000	262,269	0.61
			262,269	0.61
Romania (Cost $1,254,452)
Romania Treasury Bills 6.510%, 11/23/2011	RON	640,000	213,656	0.49
Romania Treasury Bills 5.720%, 12/14/2011	RON	3,000,000	996,211	2.31
			1,209,867	2.80
Total Short Term Securities (Cost $1,517,380)			1,472,136	3.41

Total Investments (Total Cost $2,904,793)			2,756,416	6.38

Other Assets Less Liabilities			40,469,025	93.62

Net Assets			$43,225,441	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

At July 31, 2011, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2011	Union Bank of Switzerland - London	United States Dollar	2,211,807	Brazilian Real	3,475,854	$(29,451)
08/02/2011	Barclays	Brazilian Real	2,006,295	United States Dollar	1,267,080	26,594
08/02/2011	UBS Securities	Brazilian Real	171,820	United States Dollar	110,000	791
08/02/2011	UBS Securities	Brazilian Real	514,290	United States Dollar	310,000	21,618
08/02/2011	UBS Securities	Brazilian Real	1,798,470	United States Dollar	1,100,116	59,551
08/03/2011	Hong Kong Shanghai Bank	Taiwan Dollar	30,020,004	United States Dollar	1,050,000	(8,899)
08/03/2011	UBS Securities	Taiwan Dollar	18,623,400	United States Dollar	648,729	(2,865)
08/03/2011	UBS Securities	Taiwan Dollar	2,012,932	United States Dollar	70,000	(191)
08/04/2011	UBS Securities	Taiwan Dollar	1,726,800	United States Dollar	60,000	(114)
08/08/2011	Bank of America	United States Dollar	403,900	Peruvian Nuevo Sol	1,110,725	(1,487)
08/08/2011	UBS Investment Bank	United States Dollar	400,000	Peruvian Nuevo Sol	1,099,600	(1,327)
08/08/2011	UBS Securities	United States Dollar	270,000	Romanian Leu	803,153	(2,743)
08/08/2011	UBS Investment Bank	Chilean Peso	77,018,500	United States Dollar	166,131	2,310
08/08/2011	UBS Securities	Chilean Peso	46,215,000	United States Dollar	100,000	1,073
08/08/2011	UBS Securities	Colombian Peso	1,767,505,400	United States Dollar	992,144	1,630
08/08/2011	Standard Chartered Bank Treasury London	Indian Rupee	20,933,800	United States Dollar	470,000	2,822
08/08/2011	Bank of America	Israeli Shekel	348,730	United States Dollar	101,407	453
08/08/2011	Deutsche Bank	Israeli Shekel	204,330	United States Dollar	60,000	(317)
08/08/2011	Deutsche Bank	Israeli Shekel	5,960,469	United States Dollar	1,739,217	1,776
08/08/2011	Barclays	Korean Won	277,625,000	United States Dollar	256,384	6,926
08/08/2011	Bank of America	Mexican Peso	58,987,456	United States Dollar	5,060,174	(39,307)
08/08/2011	UBS Securities	Mexican Peso	1,855,200	United States Dollar	160,000	(2,090)
08/08/2011	Barclays	Peruvian Nuevo Sol	247,995	United States Dollar	90,000	512
08/08/2011	Barclays	Peruvian Nuevo Sol	1,962,330	United States Dollar	708,295	7,907
08/08/2011	Citibank NY	Romanian Leu	810,810	United States Dollar	270,000	5,343
08/08/2011	JP Morgan	Romanian Leu	947,221	United States Dollar	328,714	(7,046)
08/10/2011	Citibank NY	Polish Zloty	3,251,550	United States Dollar	1,198,596	(31,343)
08/10/2011	Deutsche Bank	South African Rand	3,635,491	United States Dollar	534,135	8,823
08/11/2011	Deutsche Bank	United States Dollar	451,459	Euro	315,000	(1,026)
08/11/2011	Standard Chartered Bank Treasury London	United States Dollar	400,000	Singapore Dollar	497,523	(13,204)
08/11/2011	Bank of America	Singapore Dollar	2,522,917	United States Dollar	2,073,459	21,881
08/12/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	1,000,000,000	United States Dollar	115,875	1,500
08/23/2011	Deutsche Bank	United States Dollar	394,602	Thai Baht	11,822,281	(1,009)
08/23/2011	UBS Securities	Indian Rupee	29,444,400	United States Dollar	644,157	19,029
08/23/2011	Morgan Stanley	Thai Baht	9,671,900	United States Dollar	318,574	5,078
08/25/2011	Boatman	Indian Rupee	29,700,000	United States Dollar	664,578	4,114
08/25/2011	Citibank Great Britain	Indonesian Rupiah	7,235,843,200	United States Dollar	845,902	1,850
08/25/2011	Standard Chartered London	Malaysian Ringgit	100,000	United States Dollar	33,250	372
08/29/2011	Bank of America	United States Dollar	140,000	Czech Koruna	2,352,700	194
08/29/2011	Bank of America	United States Dollar	346,301	Polish Zloty	963,495	1,183
08/29/2011	Citibank NY	Czech Koruna	46,595,219	United States Dollar	2,762,115	6,739
08/29/2011	Morgan Stanley	Czech Koruna	1,857,293	United States Dollar	110,000	367
08/29/2011	UBS Securities	Czech Koruna	15,381,090	United States Dollar	915,269	(1,270)
08/29/2011	Deutsche Bank	Malaysian Ringgit	1,200,000	United States Dollar	391,096	12,248
08/29/2011	MS Forex	Polish Zloty	330,048	United States Dollar	120,000	(1,779)
08/29/2011	UBS Securities	Polish Zloty	6,145,276	United States Dollar	2,243,846	(42,649)
08/29/2011	Deutsche Bank	Russian Ruble	841,225	United States Dollar	30,000	334
08/29/2011	Barclays	South African Rand	1,229,130	United States Dollar	180,000	3,061
08/29/2011	Hong Kong Shanghai Bank	South African Rand	10,203,940	United States Dollar	1,499,212	20,515
08/29/2011	MS Forex	South African Rand	471,002	United States Dollar	70,000	149
09/02/2011	Union Bank of Switzerland - London	Brazilian Real	3,475,854	United States Dollar	2,197,821	23,712

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/02/2011	JP Morgan	Malaysian Ringgit	700,000	United States Dollar	229,245	$5,967
09/06/2011	JP Morgan	Indian Rupee	22,955,100	United States Dollar	510,000	5,683
09/06/2011	Barclays	Polish Zloty	748,591	United States Dollar	270,591	(2,673)
09/06/2011	Barclays	Russian Ruble	25,862,627	United States Dollar	917,733	14,003
09/07/2011	Bank of America	Korean Won	438,495,000	United States Dollar	410,000	5,787
09/09/2011	Boatman	Chilean Peso	724,168,000	United States Dollar	1,559,195	28,268
09/19/2011	Bank of America	Malaysian Ringgit	4,738,976	United States Dollar	1,563,606	26,697
09/19/2011	Hong Kong Shanghai Bank	Philippine Peso	37,402,084	United States Dollar	869,008	14,463
09/20/2011	JP Morgan	Singapore Dollar	3,631,040	United States Dollar	2,945,169	70,739
09/22/2011	Bank of America	Thai Baht	16,665,825	United States Dollar	540,923	15,780
09/26/2011	Bank of America	Hungarian Forint	317,076,441	United States Dollar	1,647,750	29,413
09/29/2011	Bank of America	Polish Zloty	311,077	United States Dollar	110,800	270
10/05/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	3,633,840,000	United States Dollar	420,000	3,680
10/07/2011	Hong Kong Shanghai Bank	Indian Rupee	21,121,800	United States Dollar	470,000	1,832
10/18/2011	Citibank NY	Korean Won	1,801,021,156	United States Dollar	1,688,088	19,179
10/24/2011	Bank of America	Malaysian Ringgit	2,575,440	United States Dollar	863,286	(1,268)
10/24/2011	Hong Kong Shanghai Bank	Malaysian Ringgit	83,780	United States Dollar	27,802	240
10/25/2011	Boatman	United States Dollar	14,293	Turkish Lira	23,499	611
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	480,000	Turkish Lira	796,776	16,100
10/25/2011	Morgan Stanley	United States Dollar	110,000	Turkish Lira	178,882	5,851
10/25/2011	Morgan Stanley	United States Dollar	200,000	Turkish Lira	329,250	8,304
10/25/2011	Deutsche Bank London	Indian Rupee	23,227,451	United States Dollar	516,108	1,129
10/25/2011	Barclays	Turkish Lira	230,090	United States Dollar	140,000	(6,037)
10/25/2011	Citibank NY	Turkish Lira	563,346	United States Dollar	340,000	(12,008)
10/25/2011	Deutsche Bank	Turkish Lira	181,793	United States Dollar	110,000	(4,157)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	337,506	United States Dollar	210,000	(13,497)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	643,164	United States Dollar	370,000	4,463
10/25/2011	Morgan Stanley	Turkish Lira	739,130	United States Dollar	440,000	(9,663)
10/25/2011	UBS Securities	Turkish Lira	2,445,492	United States Dollar	1,510,000	(86,183)

Total						$225,311

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$1,284,280	$—	$1,284,280
Short Term Securities	—	1,472,136	—	1,472,136

Total Investments	$—	$2,756,416	$—	$2,756,416

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$548,914	$—	$548,914
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(323,603)	—	(323,603)

Total Other Financial Instruments	$—	$225,311	$—	$225,311

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $485,531)
Argentina (Rep of) 8.750%, 06/02/2017		50,000	$52,250	0.50
Argentina (Rep of) 8.280%, 12/31/2033		287,825	250,408	2.39
Argentina (Rep of) 2.500%, 12/31/2038		115,000	50,025	0.48
Argentina Bonos, FRN 0.467%, 08/03/2012		200,000	48,622	0.47
Argentina Bonos 7.000%, 10/03/2015		75,000	73,512	0.70
			474,817	4.54
Brazil (Cost $830,508)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	106,027	1.01
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	116,750	1.12
Brazil (Fed Rep of) 10.125%, 05/15/2027		100,000	159,250	1.52
Brazil (Fed Rep of) 7.125%, 01/20/2037		150,000	192,375	1.84
Brazil (Fed Rep of) 11.000%, 08/17/2040		200,000	274,400	2.62
			848,802	8.11
Chile (Cost $102,251)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		100,000	103,391	0.99
			103,391	0.99
China (Cost $99,374)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	100,583	0.96
			100,583	0.96
Colombia (Cost $438,926)
Colombia (Rep of) 7.375%, 03/18/2019		150,000	189,750	1.81
Colombia (Rep of) 11.750%, 02/25/2020		100,000	157,500	1.50
Colombia (Rep of) 6.125%, 01/18/2041		100,000	111,500	1.07
			458,750	4.38
Dominican Republic (Cost $108,602)
Dominican Republic International Bond 7.500%, 05/06/2021		100,000	105,400	1.01
			105,400	1.01
Egypt (Cost $102,079)
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	103,401	0.99
			103,401	0.99
El Salvador (Cost $132,730)
El Salvador (Rep of) 8.250%, 04/10/2032		100,000	112,500	1.08
El Salvador (Rep of) 7.650%, 06/15/2035		20,000	21,050	0.20
			133,550	1.28
Hungary (Cost $106,261)
Hungary (Rep of) 6.250%, 01/29/2020		40,000	41,600	0.40
Hungary (Rep of) 6.375%, 03/29/2021		40,000	41,400	0.40
Hungary (Rep of) 7.625%, 03/29/2041		24,000	25,440	0.24
			108,440	1.04
Indonesia (Cost $790,980)
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	178,875	1.71
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	172,125	1.64
Indonesia (Rep of) 8.500%, 10/12/2035		150,000	211,125	2.02
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	131,000	1.25
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	122,000	1.17
			815,125	7.79
Iraq (Cost $222,366)
Iraq (Rep of) 5.800%, 01/15/2028		250,000	227,500	2.17
			227,500	2.17

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast (Cost $76,740)
Ivory Coast (Rep of) 2.500%, 12/31/2032(2)		150,000	$80,250	0.77
			80,250	0.77
Kazakhstan (Cost $500,334)
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250%, 05/20/2015		100,000	106,250	1.02
KazMunayGas National Co. 8.375%, 07/02/2013		100,000	108,875	1.04
KazMunayGas National Co. 11.750%, 01/23/2015		150,000	186,750	1.78
KazMunayGas National Co. 7.000%, 05/05/2020		100,000	111,500	1.07
			513,375	4.91
Lebanon (Cost $129,115)
Lebanon (Rep of) 6.375%, 03/09/2020		100,000	104,250	0.99
Lebanon (Rep of) 6.100%, 10/04/2022		25,000	24,810	0.24
			129,060	1.23
Lithuania (Cost $216,888)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	116,000	1.11
Lithuania (Rep of) 6.125%, 03/09/2021		100,000	106,500	1.02
			222,500	2.13
Malaysia (Cost $108,235)
Petronas Capital Ltd. 5.250%, 08/12/2019		100,000	109,872	1.05
			109,872	1.05
Mexico (Cost $674,624)
Mexico (Rep of) 5.625%, 01/15/2017		74,000	84,360	0.81
Mexico (Rep of) 5.950%, 03/19/2019		100,000	116,000	1.11
Mexico (Rep of) 5.125%, 01/15/2020		30,000	33,075	0.31
Mexico (Rep of) 8.300%, 08/15/2031		100,000	141,000	1.35
Mexico (Rep of) 6.750%, 09/27/2034		25,000	30,125	0.29
Mexico (Rep of) 6.050%, 01/11/2040		136,000	150,280	1.44
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	125,000	1.19
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	16,897	0.16
			696,737	6.66
Morocco (Cost $64,304)
Kingdom of Morocco 4.500%, 10/05/2020	EUR	50,000	65,648	0.63
			65,648	0.63
Panama (Cost $232,284)
Panama (Rep of) 7.250%, 03/15/2015		100,000	117,750	1.12
Panama (Rep of) 6.700%, 01/26/2036		100,000	120,250	1.15
			238,000	2.27
Peru (Cost $210,270)
Peru (Rep of) 7.125%, 03/30/2019		100,000	124,250	1.19
Peru (Rep of) 8.750%, 11/21/2033		64,000	91,680	0.87
			215,930	2.06
Philippines (Cost $780,894)
Philippines (Rep of) 4.000%, 01/15/2021		250,000	252,500	2.41
Philippines (Rep of) 10.625%, 03/16/2025		100,000	157,000	1.50
Philippines (Rep of) 9.500%, 02/02/2030		100,000	150,500	1.44
Philippines (Rep of) 6.375%, 10/23/2034		100,000	116,125	1.11
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	120,750	1.16
			796,875	7.62
Poland (Cost $113,367)
Poland (Rep of) 6.375%, 07/15/2019		100,000	114,500	1.09
			114,500	1.09

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (Cost $790,429)
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	$105,350	1.00
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		324,375	388,115	3.71
RZD Capital Ltd. 5.739%, 04/03/2017		100,000	107,500	1.03
Vnesheconombank Via VEB Finance Ltd. 6.902%, 07/09/2020		200,000	216,500	2.07
			817,465	7.81
South Africa (Cost $161,890)
South Africa (Rep of) 5.500%, 03/09/2020		150,000	166,500	1.59
			166,500	1.59
Sri Lanka (Cost $110,062)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	111,500	1.07
			111,500	1.07
Turkey (Cost $608,967)
Turkey (Rep of) 7.500%, 07/14/2017		100,000	118,000	1.13
Turkey (Rep of) 6.750%, 04/03/2018		150,000	170,812	1.63
Turkey (Rep of) 7.375%, 02/05/2025		150,000	177,938	1.70
Turkey (Rep of) 6.875%, 03/17/2036		114,000	124,972	1.20
			591,722	5.66
Ukraine (Cost $558,555)
Financing of Infrastructural Projects State Enterprise 8.375%, 11/03/2017		150,000	156,375	1.50
Ukraine (Rep of) 6.875%, 09/23/2015		150,000	155,812	1.49
Ukraine (Rep of) 6.580%, 11/21/2016		100,000	102,750	0.98
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		150,000	158,250	1.51
			573,187	5.48
United Arab Emirates (Cost $243,454)
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		150,000	158,025	1.51
Emirate of Dubai Government International Bonds 7.750%, 10/05/2020		100,000	108,150	1.03
			266,175	2.54
Uruguay (Cost $426,044)
Uruguay (Rep of) 6.875%, 09/28/2025		150,000	184,500	1.76
Uruguay (Rep of) 7.625%, 03/21/2036		200,000	256,500	2.45
			441,000	4.21
Venezuela (Cost $414,342)
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		150,000	77,625	0.74
Venezuela (Rep of) 5.750%, 02/26/2016		70,000	54,600	0.52
Venezuela (Rep of) 9.000%, 05/07/2023		180,000	129,600	1.24
Venezuela (Rep of) 7.650%, 04/21/2025		75,000	48,562	0.46
Venezuela (Rep of) 9.250%, 05/07/2028		125,000	88,125	0.84
Venezuela (Rep of) 9.375%, 01/13/2034		54,000	38,340	0.37
			436,852	4.17
Total Debt Securities (Cost $9,840,406)			10,066,907	96.21

Total Investments (Total Cost $9,840,406)			10,066,907	96.21

Other Assets Less Liabilities			396,934	3.79

Net Assets			$10,463,841	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

At July 31, 2011, the Ashmore Emerging Markets Sovereign Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Loss
08/15/2011	Hong Kong Shanghai Bank	United States Dollar	65,585	Euro	46,292	$(906)

Total						$(906)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Debt	$—	$1,875,144	$—	$1,875,144
Government Agencies	—	262,402	—	262,402
Government Bonds	—	7,771,336	—	7,771,336
Financial Certificates	—	158,025	—	158,025

Total Investments	$—	$10,066,907	$—	$10,066,907

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(906)	$—	$(906)

Total Other Financial Instruments	$—	$(906)	$—	$(906)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $3,829,197)
Argentina Bonos, FRN 0.467%, 08/03/2012		880,000	$213,936	0.20
Argentina Bonos 7.000%, 10/03/2015		275,000	269,955	0.26
Argentine (Rep of) 8.750%, 06/02/2017		160,000	167,200	0.16
Argentine (Rep of) 8.280%, 12/31/2033		803,540	713,010	0.67
Argentine (Rep of) 2.500%, 12/31/2038		620,000	269,700	0.25
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		500,000	544,375	0.51
WPE International Cooperatief UA 10.375%, 09/30/2020		1,600,000	1,711,971	1.61
			3,890,147	3.66
Bahrain (Cost $97,693)
Bahrain (Rep of) 5.500%, 03/31/2020		100,000	98,250	0.09
			98,250	0.09
Barbados (Cost $895,921)
Columbus International, Inc. 11.500%, 11/20/2014		800,000	899,600	0.85
			899,600	0.85
Belarus (Cost $133,985)
Belarus (Rep of) 8.950%, 01/26/2018		150,000	132,750	0.12
			132,750	0.12
Brazil (Cost $11,796,618)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		200,000	227,268	0.21
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		250,000	265,068	0.25
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	2,000,000	1,329,461	1.25
Braskem Finance Ltd. 5.750%, 04/15/2021		500,000	510,810	0.48
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	570,000	441,967	0.42
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	117,500	0.11
Brazil (Fed Rep of) 8.000%, 01/15/2018		144,444	175,500	0.17
Brazil (Fed Rep of) 5.875%, 01/15/2019		200,000	233,500	0.22
Brazil (Fed Rep of) 4.875%, 01/22/2021		100,000	109,200	0.10
Brazil (Fed Rep of) 12.500%, 01/05/2022	BRL	570,000	471,371	0.44
Brazil (Fed Rep of) 8.875%, 04/15/2024		120,000	174,300	0.16
Brazil (Fed Rep of) 10.125%, 05/15/2027		240,000	382,200	0.36
Brazil (Fed Rep of) 10.250%, 01/10/2028	BRL	1,110,000	795,398	0.75
Brazil (Fed Rep of) 8.250%, 01/20/2034		320,000	454,400	0.43
Brazil (Fed Rep of) 7.125%, 01/20/2037		460,000	589,950	0.55
Brazil (Fed Rep of) 11.000%, 08/17/2040		530,000	727,160	0.68
Brazil (Fed Rep of) 5.625%, 01/07/2041		200,000	216,000	0.20
Brazil Notas do Tesouro Nacional Serie B 6.000%, 05/15/2015	BRL	2,100,000	2,730,681	2.57
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	200,000	256,687	0.24
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	800,000	547,648	0.52
JBS Finance II Ltd. 8.250%, 01/29/2018		400,000	410,460	0.39
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		900,000	872,244	0.82
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	101,160	0.10
			12,139,933	11.42
Chile (Cost $1,569,450)
Banco del Estado de Chile 4.125%, 10/07/2020		100,000	98,978	0.09
Banco Santander Chile 6.500%, 09/22/2020	CLP	350,000,000	719,485	0.68
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		100,000	99,397	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile - (continued)
Empresa Nacional del Petroleo 6.250%, 07/08/2019		300,000	$329,628	0.31
Inversiones Alsacia S.A. 8.000%, 08/18/2018		350,000	335,310	0.32
			1,582,798	1.49
China (Cost $2,684,035)
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		900,000	924,750	0.87
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	7,000,000	1,070,946	1.01
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		350,000	349,087	0.33
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		330,000	342,481	0.32
			2,687,264	2.53
Colombia (Cost $3,502,763)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,341,000,000	962,930	0.91
Colombia (Rep of) 7.375%, 01/27/2017		540,000	665,550	0.63
Colombia (Rep of) 7.375%, 03/18/2019		200,000	253,000	0.24
Colombia (Rep of) 11.750%, 02/25/2020		150,000	236,250	0.22
Colombia (Rep of) 7.750%, 04/14/2021	COP	76,000,000	49,454	0.05
Colombia (Rep of) 4.375%, 07/12/2021		200,000	207,500	0.19
Colombia (Rep of) 8.125%, 05/21/2024		280,000	378,000	0.35
Colombia (Rep of) 9.850%, 06/28/2027	COP	8,000,000	6,047	0.01
Colombia (Rep of) 7.375%, 09/18/2037		100,000	128,500	0.12
Colombia (Rep of) 6.125%, 01/18/2041		250,000	278,750	0.26
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	650,000,000	393,378	0.37
			3,559,359	3.35
Croatia (Cost $316,033)
Croatia (Rep of) 6.750%, 11/05/2019		100,000	105,625	0.10
Croatia (Rep of) 6.375%, 03/24/2021		200,000	202,250	0.19
			307,875	0.29
Czech Republic (Cost $730,507)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	500,000	753,765	0.71
			753,765	0.71
Dominican Republic (Cost $108,602)
Dominican (Rep of) 7.500%, 05/06/2021		100,000	105,400	0.10
			105,400	0.10
Ecuador (Cost $100,740)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	100,500	0.09
			100,500	0.09
Egypt (Cost $407,676)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	202,000	0.19
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	206,802	0.19
			408,802	0.38
El Salvador (Cost $1,502,631)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	112,250	0.11
El Salvador (Rep of) 8.250%, 04/10/2032		50,000	56,250	0.05
El Salvador (Rep of) 7.650%, 06/15/2035		225,000	236,812	0.22
El Salvador (Rep of) 7.625%, 02/01/2041		150,000	155,250	0.15
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		900,000	949,357	0.89
			1,509,919	1.42
Georgia (Cost $207,734)
Georgia (Rep of) 6.875%, 04/12/2021		200,000	206,250	0.19
			206,250	0.19
Ghana (Cost $113,224)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	113,375	0.11
			113,375	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Hong Kong (Cost $1,768,073)
Central China Real Estate Ltd. 12.250%, 10/20/2015		900,000	$937,038	0.88
Hyva Global B.V. 8.625%, 03/24/2016		250,000	508,982	0.48
Sino-Forest Corp. 10.250%, 07/28/2014		150,000	111,412	0.11
Sino-Forest Corp. 4.250%, 12/15/2016		110,000	65,725	0.06
Sino-Forest Corp. 6.250%, 10/21/2017		318,000	201,795	0.19
			1,824,952	1.72
Hungary (Cost $452,849)
Hungary (Rep of) 6.250%, 01/29/2020		130,000	135,200	0.13
Hungary (Rep of) 6.375%, 03/29/2021		230,000	238,050	0.22
Hungary (Rep of) 7.625%, 03/29/2041		70,000	74,200	0.07
			447,450	0.42
India (Cost $595,425)
ICICI Bank Ltd. 5.750%, 11/16/2020		600,000	606,010	0.57
			606,010	0.57
Indonesia (Cost $4,122,810)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		300,000	351,750	0.33
GT 2005 Bonds B.V., FRN 6.000%, 07/21/2014		900,000	834,768	0.79
Indonesia (Rep of) 6.750%, 03/10/2014		200,000	224,000	0.21
Indonesia (Rep of) 10.375%, 05/04/2014		100,000	122,125	0.11
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	178,875	0.17
Indonesia (Rep of) 6.875%, 01/17/2018		400,000	477,500	0.45
Indonesia (Rep of) 11.625%, 03/04/2019		150,000	225,750	0.21
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	172,125	0.16
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	211,500	0.20
Indonesia (Rep of) 8.500%, 10/12/2035		350,000	492,625	0.46
Indonesia (Rep of) 6.625%, 02/17/2037		150,000	175,500	0.17
Indonesia (Rep of) 7.750%, 01/17/2038		200,000	262,000	0.25
Majapahit Holding B.V. 7.750%, 10/17/2016		200,000	236,000	0.22
Majapahit Holding B.V. 8.000%, 08/07/2019		100,000	122,250	0.12
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	122,000	0.11
			4,208,768	3.96
Iraq (Cost $1,191,641)
Iraq (Rep of) 5.800%, 01/15/2028		1,300,000	1,183,000	1.11
			1,183,000	1.11
Israel (Cost $619,980)
Israel Government Bond - CPI Linked 3.500%, 04/30/2018	ILS	100,000	36,656	0.03
Israel Government Bond - CPI Linked 3.000%, 10/31/2019	ILS	1,265,000	418,101	0.39
Israel Government Bond - Fixed 5.000%, 01/31/2020	ILS	600,000	174,955	0.17
			629,712	0.59
Ivory Coast (Cost $358,422)
Ivory Coast (Rep of) 2.500%, 12/31/2032(2)		670,000	358,450	0.34
			358,450	0.34
Jamaica (Cost $921,259)
Digicel Group Ltd. 8.875%, 01/15/2015		900,000	913,887	0.86
			913,887	0.86
Jordan (Cost $384,194)
Jordan (Rep of) 3.875%, 11/12/2015		400,000	382,000	0.36
			382,000	0.36
Kazakhstan (Cost $5,810,471)
BTA Bank JSC 10.750%, 07/01/2018		2,150,000	1,811,375	1.70
BTA Bank JSC 7.200%, 07/01/2025		1,500,000	757,500	0.71
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	208,500	0.20
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	213,000	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Kazakhstan - (continued)
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO		150,000	$159,375	0.15
6.250%, 05/20/2015
KazMunayGas National Co. 8.375%, 07/02/2013		400,000	435,500	0.41
KazMunayGas National Co. 11.750%, 01/23/2015		200,000	249,000	0.24
KazMunayGas National Co. 9.125%, 07/02/2018		200,000	248,750	0.23
KazMunayGas National Co. 7.000%, 05/05/2020		310,000	345,650	0.33
KazMunayGas National Co. 6.375%, 04/09/2021		200,000	213,000	0.20
Zhaikmunai LLP 10.500%, 10/19/2015		1,050,000	1,118,250	1.05
			5,759,900	5.42
Kuwait (Cost $222,414)
Kuwait Projects Co. 9.375%, 07/15/2020		200,000	222,000	0.21
			222,000	0.21
Lebanon (Cost $425,518)
Lebanon (Rep of) 6.375%, 03/09/2020		245,000	255,412	0.24
Lebanon (Rep of) 6.100%, 10/04/2022		175,000	173,671	0.16
			429,083	0.40
Lithuania (Cost $790,087)
Lithuania (Rep of) 5.125%, 09/14/2017		150,000	153,000	0.14
Lithuania (Rep of) 7.375%, 02/11/2020		450,000	522,000	0.49
Lithuania (Rep of) 6.125%, 03/09/2021		110,000	117,150	0.11
			792,150	0.74
Malaysia (Cost $704,617)
Petronas Capital Ltd. 5.250%, 08/12/2019		300,000	329,616	0.31
Petronas Capital Ltd. 7.875%, 05/22/2022		100,000	130,520	0.12
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	259,072	0.25
			719,208	0.68
Mexico (Cost $10,354,146)
Cemex Espana Luxembourg 9.250%, 05/12/2020		1,070,000	987,813	0.93
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		900,000	836,769	0.79
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	203,336	0.19
Grupo Papelero Scribe S.A. 8.875%, 04/07/2020		200,000	187,524	0.18
Mexican Bonos 7.500%, 06/21/2012	MXN	6,110,000	535,082	0.50
Mexican Bonos 9.000%, 12/20/2012	MXN	17,970,000	1,615,836	1.52
Mexican Bonos 9.000%, 06/20/2013	MXN	21,940,000	2,003,543	1.89
Mexican Bonos 9.500%, 12/18/2014	MXN	9,600,000	917,837	0.86
Mexican Bonos 8.000%, 12/17/2015	MXN	2,140,000	197,629	0.19
Mexico (Rep of) 6.625%, 03/03/2015		350,000	406,700	0.38
Mexico (Rep of) 5.625%, 01/15/2017		380,000	433,200	0.41
Mexico (Rep of) 5.950%, 03/19/2019		186,000	215,760	0.20
Mexico (Rep of) 5.125%, 01/15/2020		230,000	253,575	0.24
Mexico (Rep of) 8.300%, 08/15/2031		250,000	352,500	0.33
Mexico (Rep of) 6.750%, 09/27/2034		170,000	204,850	0.19
Mexico (Rep of) 6.050%, 01/11/2040		450,000	497,250	0.47
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	125,000	0.12
Petroleos Mexicanos 6.000%, 03/05/2020		80,000	89,000	0.08
Petroleos Mexicanos 6.500%, 06/02/2041		82,000	86,595	0.08
Southern Copper Corp. 6.750%, 04/16/2040		200,000	211,924	0.20
			10,361,723	9.75
Morocco (Cost $329,160)
Kingdom of Morocco 4.500%, 10/05/2020	EUR	250,000	328,239	0.31
			328,239	0.31
Nigeria (Cost $1,170,242)
Afren PLC 11.500%, 02/01/2016		900,000	973,608	0.92

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria - (continued)
Nigeria (Fed Rep of) 6.750%, 01/28/2021		200,000	$214,000	0.20
			1,187,608	1.12
Panama (Cost $804,639)
Panama (Rep of) 7.250%, 03/15/2015		230,000	270,825	0.26
Panama (Rep of) 8.875%, 09/30/2027		90,000	130,500	0.12
Panama (Rep of) 9.375%, 04/01/2029		100,000	151,250	0.14
Panama (Rep of) 6.700%, 01/26/2036		220,000	264,550	0.25
			817,125	0.77
Peru (Cost $1,085,728)
Banco Internacional del Peru SAA 5.750%, 10/07/2020		200,000	193,648	0.18
Peru (Rep of) 8.375%, 05/03/2016		80,000	100,200	0.10
Peru (Rep of) 7.125%, 03/30/2019		50,000	62,125	0.06
Peru (Rep of) 7.350%, 07/21/2025		360,000	456,300	0.43
Peru (Rep of) 8.750%, 11/21/2033		218,000	312,285	0.29
			1,124,558	1.06
Philippines (Cost $2,649,091)
Philippines (Rep of) 8.375%, 06/17/2019		200,000	264,000	0.25
Philippines (Rep of) 4.000%, 01/15/2021		400,000	404,000	0.38
Philippines (Rep of) 7.500%, 09/25/2024		100,000	126,500	0.12
Philippines (Rep of) 10.625%, 03/16/2025		190,000	298,300	0.28
Philippines (Rep of) 5.500%, 03/30/2026		200,000	215,250	0.20
Philippines (Rep of) 9.500%, 02/02/2030		270,000	406,350	0.38
Philippines (Rep of) 7.750%, 01/14/2031		250,000	326,875	0.31
Philippines (Rep of) 6.375%, 10/23/2034		400,000	464,500	0.43
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		200,000	241,500	0.23
			2,747,275	2.58
Poland (Cost $2,160,839)
Poland (Rep of) 6.375%, 07/15/2019		250,000	286,250	0.27
Poland Government Bond 0.000%, 07/25/2013	PLN	1,400,000	460,042	0.43
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	900,000	1,452,456	1.37
			2,198,748	2.07
Qatar (Cost $1,860,706)
CBQ Finance Ltd. 7.500%, 11/18/2019		600,000	688,500	0.65
Nakilat, Inc. 6.067%, 12/31/2033		400,000	414,924	0.39
Nakilat, Inc. 6.267%, 12/31/2033		197,084	208,199	0.19
Qatar (Rep of) 6.400%, 01/20/2040		500,000	570,000	0.54
			1,881,623	1.77
Romania (Cost $720,390)
Romania Treasury Bills 6.040%, 04/11/2012	RON	2,200,000	717,448	0.67
			717,448	0.67
Russian Federation (Cost $5,796,002)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	116,250	0.11
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		200,000	210,700	0.20
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		110,000	195,800	0.18
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		1,726,540	2,065,805	1.94
RZD Capital Ltd. 5.739%, 04/03/2017		100,000	107,500	0.10
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,400,000	2,476,076	2.33
Vnesheconombank Via VEB Finance Ltd. 5.450%, 11/22/2017		100,000	102,250	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance Ltd. 6.902%, 07/09/2020		400,000	$433,000	0.41
Vnesheconombank Via VEB Finance Ltd. 6.800%, 11/22/2025		150,000	156,000	0.15
			5,863,381	5.52
Saudi Arabia (Cost $474,978)
Dar Al-Arkan International Sukuk Co., FRN 2.500%, 07/16/2012		500,000	470,170	0.44
			470,170	0.44
Senegal (Cost $206,468)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	210,000	0.20
			210,000	0.20
South Africa (Cost $1,557,726)
Edcon Pty Ltd. 9.500%, 03/01/2018		900,000	816,750	0.77
South Africa (Rep of) 6.500%, 06/02/2014		50,000	56,450	0.05
South Africa (Rep of) 6.875%, 05/27/2019		250,000	301,875	0.28
South Africa (Rep of) 5.500%, 03/09/2020		100,000	111,000	0.11
South Africa (Rep of) 5.875%, 05/30/2022		200,000	226,000	0.21
			1,512,075	1.42
South Korea (Cost $594,012)
Woori Bank 6.208%, 05/02/2037		600,000	591,000	0.56
			591,000	0.56
Sri Lanka (Cost $209,566)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	111,500	0.10
Sri Lanka (Rep of) 6.250%, 10/04/2020		100,000	103,500	0.10
			215,000	0.20
Thailand (Cost $753,457)
True Move Co. Ltd. 10.375%, 08/01/2014		700,000	753,186	0.71
			753,186	0.71
Turkey (Cost $4,279,607)
Turkey (Rep of) 0.000%, 04/25/2012	TRY	90,000	50,090	0.05
Turkey (Rep of) 0.000%, 11/07/2012	TRY	3,400,000	1,804,370	1.70
Turkey (Rep of) 7.250%, 03/15/2015		150,000	171,375	0.16
Turkey (Rep of) 7.000%, 09/26/2016		100,000	115,000	0.11
Turkey (Rep of) 7.500%, 07/14/2017		130,000	153,400	0.14
Turkey (Rep of) 6.750%, 04/03/2018		550,000	626,312	0.59
Turkey (Rep of) 7.000%, 03/11/2019		100,000	115,375	0.11
Turkey (Rep of) 7.000%, 06/05/2020		65,000	75,156	0.07
Turkey (Rep of) 7.375%, 02/05/2025		400,000	474,501	0.45
Turkey (Rep of) 11.875%, 01/15/2030		70,000	118,650	0.11
Turkey (Rep of) 8.000%, 02/14/2032		30,000	37,088	0.03
Turkey (Rep of) 6.875%, 03/17/2036		250,000	274,062	0.26
Turkey (Rep of) 7.250%, 03/05/2038		50,000	57,250	0.05
Turkey (Rep of) 6.750%, 05/30/2040		100,000	107,500	0.10
			4,180,129	3.93
Ukraine (Cost $1,904,748)
Financing of Infrastructural Projects State Enterprise 8.375%, 11/03/2017		100,000	104,250	0.10
NAK Naftogaz Ukraine 9.500%, 09/30/2014		295,000	323,025	0.30
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		200,000	202,000	0.19
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	205,042	0.19
Ukraine (Rep of) 7.650%, 06/11/2013		250,000	263,438	0.25

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Ukraine (Rep of) 6.875%, 09/23/2015		100,000	$103,875	0.10
Ukraine (Rep of) 6.580%, 11/21/2016		150,000	154,125	0.15
Ukraine (Rep of) 6.750%, 11/14/2017		150,000	153,750	0.14
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		400,000	422,000	0.40
			1,931,505	1.82
United Arab Emirates (Cost $7,396,883)
Atlantic Finance Ltd. 10.750%, 05/27/2014		1,100,000	1,230,351	1.16
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	263,375	0.25
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	1,600,000	2,086,249	1.96
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	400,000	548,880	0.51
Dubai Sukuk Centre Ltd., FRN 0.625%, 06/13/2012		1,300,000	1,233,375	1.16
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		210,000	222,600	0.21
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		510,000	551,565	0.52
Jafz Sukuk Ltd., FRN 3.401%, 11/27/2012	AED	5,600,000	1,443,110	1.36
			7,579,505	7.13
Uruguay (Cost $2,951,112)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	11,710,000	1,026,695	0.97
Uruguay (Rep of) 8.000%, 11/18/2022		420,000	547,049	0.51
Uruguay (Rep of) 6.875%, 09/28/2025		335,000	412,050	0.39
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,500,000	364,746	0.34
Uruguay (Rep of) 7.875%, 01/15/2033		210,000	270,900	0.25
Uruguay (Rep of) 7.625%, 03/21/2036		250,000	320,625	0.30
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	530,000	37,685	0.04
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	5,272	0.01
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	12,227	0.01
			2,997,249	2.82
Venezuela (Cost $1,633,252)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		200,000	129,000	0.12
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		280,000	144,900	0.14
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		300,000	148,500	0.14
Venezuela (Rep of) 8.500%, 10/08/2014		170,000	159,205	0.15
Venezuela (Rep of) 7.750%, 10/13/2019		200,000	144,000	0.13
Venezuela (Rep of) 6.000%, 12/09/2020		100,000	63,000	0.06
Venezuela (Rep of) 9.000%, 05/07/2023		240,000	172,800	0.16
Venezuela (Rep of) 8.250%, 10/13/2024		250,000	168,750	0.16
Venezuela (Rep of) 7.650%, 04/21/2025		180,000	116,550	0.11
Venezuela (Rep of) 9.250%, 09/15/2027		220,000	165,000	0.15
Venezuela (Rep of) 9.250%, 05/07/2028		190,000	133,950	0.13
Venezuela (Rep of) 9.375%, 01/13/2034		179,000	127,090	0.12
			1,672,745	1.57
Vietnam (Cost $315,085)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	106,750	0.10
Vietnam (Rep of) 6.750%, 01/29/2020		200,000	210,500	0.20
			317,250	0.30
Virgin Islands (Cost $510,204)
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016	BRL	800,000	542,072	0.51
			542,072	0.51
Total Debt Securities (Cost $96,082,610)			97,172,171	91.41

Fully Funded Total Return Swaps

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India (Cost $62,464)
India Government Bond, Issued by HSBC 7.490% 04/16/2017	INR	1,130,000	$24,511	0.02
India Government Bond, Issued by HSBC 7.830% 04/11/2018	INR	1,700,000	37,174	0.04
			61,685	0.06
Indonesia (Cost $470,408)
Indonesia Treasury Bond, Issued by Credit Suisse 8.375% 09/15/2026	IDR	100,000,000	12,389	0.01
Indonesia Treasury Bond, Issued by Standard Chartered 8.375% 09/15/2026	IDR	4,000,000,000	495,576	0.47
			507,965	0.48
Russian Federation (Cost $451,879)
Russian Federal Bond - OFZ, Issued by Deutsche Bank 12.000% 03/27/2013	RUB	290,000	11,597	0.01
Russian Federal Bond - OFZ, Issued by HSBC 11.299% 10/17/2012	RUB	830,000	32,238	0.03
Russian Federal Bond - OFZ, Issued by HSBC 6.900% 08/03/2016	RUB	11,700,000	420,576	0.40
			464,411	0.44
Sri Lanka (Cost $79,864)
Sri Lanka Treasury Bills, Issued by HSBC 7.080% 01/13/2012	LKR	9,020,000	79,676	0.07
			79,676	0.07
Total Fully Funded Total Return Swaps (Cost $1,064,615)			1,113,737	1.05

Total Investments (Total Cost $97,147,225)			98,285,908	92.46

Other Assets Less Liabilities			8,019,178	7.54

Net Assets			$106,305,086	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

At July 31, 2011, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/(Losses)
08/01/2011	Midland Bank	Turkish Lira	278,009	United States Dollar	165,481	$(1,007)
08/02/2011	Union Bank of Switzerland	Brazilian Real	3,332,174	United States Dollar	2,120,378	28,233
08/02/2011	Union Bank of Switzerland	Brazilian Real	973,064	United States Dollar	621,766	5,673
08/02/2011	Barclays Capital	United States Dollar	160,000	Brazilian Real	257,872	(6,278)
08/02/2011	Barclays Capital	United States Dollar	1,318,142	Brazilian Real	2,087,146	(27,666)
08/02/2011	Citibank	United States Dollar	1,000,000	Brazilian Real	1,581,500	(19,763)
08/02/2011	Hong Kong Shanghai Bank	United States Dollar	240,000	Brazilian Real	378,720	(4,202)
08/03/2011	Hong Kong Shanghai Bank	Taiwan Dollar	21,892,659	United States Dollar	760,000	(757)
08/03/2011	Hong Kong Shanghai Bank	Taiwan Dollar	6,899,040	United States Dollar	240,000	(740)
08/03/2011	UBS Securities	Taiwan Dollar	11,282,300	United States Dollar	393,009	(1,736)
08/03/2011	Barclays Capital	United States Dollar	100,000	Taiwan Dollar	2,891,000	(261)
08/03/2011	Hong Kong Shanghai Bank	United States Dollar	70,000	Taiwan Dollar	2,018,450	—
08/03/2011	Standard Chartered	United States Dollar	70,000	Taiwan Dollar	2,020,550	(73)
08/04/2011	Barclays Capital	Taiwan Dollar	1,766,600	United States Dollar	62,215	(949)
08/04/2011	Barclays Capital	Taiwan Dollar	10,899,540	United States Dollar	380,000	(1,998)
08/04/2011	UBS Securities	Taiwan Dollar	287,800	United States Dollar	10,000	(19)
08/08/2011	Citibank	Chilean Peso	354,750,000	United States Dollar	750,000	25,846
08/08/2011	Citibank	Chilean Peso	139,770,000	United States Dollar	300,000	5,680
08/08/2011	UBS Investment Bank	Chilean Peso	67,403,250	United States Dollar	145,391	2,022
08/08/2011	UBS Securities	Colombian Peso	164,086,132	United States Dollar	92,106	151
08/08/2011	Deutsche Bank	Israeli Shekel	1,902,504	United States Dollar	556,353	(651)
08/08/2011	Deutsche Bank	Israeli Shekel	854,125	United States Dollar	250,000	(519)
08/08/2011	Deutsche Bank	Israeli Shekel	1,295,074	United States Dollar	377,892	386
08/08/2011	Standard Chartered	Indian Rupee	15,589,000	United States Dollar	350,000	2,101
08/08/2011	Barclays Capital	Korean Won	222,656,000	United States Dollar	205,620	5,555
08/08/2011	Citibank	Mexican Peso	3,312,120	United States Dollar	280,000	1,920
08/08/2011	Deutsche Bank	Mexican Peso	12,754,145	United States Dollar	1,095,425	(9,824)
08/08/2011	Barclays Capital	Peruvian Nuevo Sol	979,095	United States Dollar	353,400	3,945
08/08/2011	Barclays Capital	Peruvian Nuevo Sol	1,129,755	United States Dollar	410,000	2,333
08/08/2011	Citibank	Peruvian Nuevo Sol	303,270	United States Dollar	110,000	686
08/08/2011	Barclays Capital	Romanian Leu	1,089,517	United States Dollar	380,000	(10,010)
08/08/2011	Citibank	Romanian Leu	210,210	United States Dollar	70,000	1,385
08/08/2011	Hong Kong Shanghai Bank	Romanian Leu	694,572	United States Dollar	240,000	(4,130)
08/08/2011	JP Morgan	Romanian Leu	1,296,193	United States Dollar	449,817	(9,642)
08/08/2011	UBS Securities	United States Dollar	90,000	Chilean Peso	42,768,000	(3,535)
08/08/2011	Citibank	United States Dollar	130,000	Colombian Peso	231,530,000	(177)
08/08/2011	UBS Investment Bank	United States Dollar	30,000	Colombian Peso	53,520,000	(91)
08/08/2011	UBS Securities	United States Dollar	40,000	Colombian Peso	71,200,000	(32)
08/08/2011	UBS Securities	United States Dollar	60,000	Colombian Peso	107,430,000	(402)
08/08/2011	Bank of America	United States Dollar	57,512	Israeli Shekel	197,778	(257)
08/08/2011	Barclays Capital	United States Dollar	88,091	Israeli Shekel	302,153	(165)
08/08/2011	Bank of America	United States Dollar	1,423,039	Mexican Peso	16,588,646	11,054
08/08/2011	UBS Securities	United States Dollar	180,000	Mexican Peso	2,136,960	(1,893)
08/08/2011	Barclays Capital	United States Dollar	40,196	Peruvian Nuevo Sol	110,840	(258)
08/08/2011	Boatman	United States Dollar	381,456	Peruvian Nuevo Sol	1,049,004	(1,404)
08/08/2011	Deutsche Bank	United States Dollar	30,000	Peruvian Nuevo Sol	83,010	(297)
08/08/2011	Deutsche Bank	United States Dollar	40,000	Peruvian Nuevo Sol	110,900	(476)
08/08/2011	UBS Investment Bank	United States Dollar	385,000	Peruvian Nuevo Sol	1,058,365	(1,277)
08/08/2011	Morgan Stanley	United States Dollar	160,000	Romanian Leu	474,560	(1,156)
08/08/2011	UBS Securities	United States Dollar	70,000	Romanian Leu	204,405	586
08/08/2011	UBS Securities	United States Dollar	70,000	Romanian Leu	208,225	(711)
08/10/2011	Citibank	Polish Zloty	1,963,200	United States Dollar	723,680	(18,924)
08/10/2011	Deutsche Bank	South African Rand	2,902,327	United States Dollar	426,416	7,043
08/10/2011	Deutsche Bank	South African Rand	2,029,759	United States Dollar	300,000	3,143
08/10/2011	Morgan Stanley	South African Rand	5,910,458	United States Dollar	860,000	22,722
08/11/2011	Boatman	Singapore Dollar	5,311,642	United States Dollar	4,365,373	46,066

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/(Losses)
08/11/2011	Deutsche Bank	United States Dollar	544,618	Euro	380,000	$(1,238)
08/11/2011	Standard Chartered	United States Dollar	400,000	Singapore Dollar	497,523	(13,204)
08/15/2011	Hong Kong Shanghai Bank	United States Dollar	557,443	British Pound	345,924	(10,267)
08/15/2011	Hong Kong Shanghai Bank	United States Dollar	4,631,259	Euro	3,268,874	(63,941)
08/23/2011	UBS Securities	Indian Rupee	9,057,400	United States Dollar	198,149	5,854
08/23/2011	UBS Securities	Indian Rupee	16,725,998	United States Dollar	370,000	6,725
08/23/2011	Hong Kong Shanghai Bank	Thai Baht	6,120,760	United States Dollar	200,000	4,820
08/23/2011	Morgan Stanley	Thai Baht	5,759,400	United States Dollar	189,704	3,024
08/23/2011	Deutsche Bank	United States Dollar	42,721	Thai Baht	1,279,935	(109)
08/25/2011	Bank of America	Indian Rupee	28,700,000	United States Dollar	642,202	3,976
08/25/2011	Citibank	Indonesian Rupiah	3,396,133,100	United States Dollar	397,023	868
08/29/2011	Barclays Capital	Czech Koruna	8,045,971	United States Dollar	480,000	(1,880)
08/29/2011	Citibank	Czech Koruna	15,556,480	United States Dollar	922,172	2,250
08/29/2011	Standard Chartered	Czech Koruna	26,951,565	United States Dollar	1,590,000	11,558
08/29/2011	UBS Securities	Czech Koruna	9,304,610	United States Dollar	553,681	(768)
08/29/2011	Deutsche Bank	Malaysian Ringgit	500,000	United States Dollar	162,957	5,103
08/29/2011	UBS Securities	Polish Zloty	5,818,952	United States Dollar	2,124,694	(40,384)
08/29/2011	Barclays Capital	Russian Rouble	11,274,320	United States Dollar	400,000	6,541
08/29/2011	Barclays Capital	Russian Rouble	3,361,800	United States Dollar	120,000	1,223
08/29/2011	UBS Securities	Russian Rouble	4,208,090	United States Dollar	149,239	2,501
08/29/2011	Bank of America	United States Dollar	140,000	Czech Koruna	2,352,700	194
08/29/2011	Hong Kong Shanghai Bank	United States Dollar	200,000	Czech Koruna	3,422,400	(3,371)
08/29/2011	Bank of America	United States Dollar	87,056	Polish Zloty	242,211	297
08/29/2011	Hong Kong Shanghai Bank	United States Dollar	50,000	Russian Rouble	1,421,000	(1,240)
08/29/2011	Hong Kong Shanghai Bank	United States Dollar	320,000	Russian Rouble	9,002,240	(4,612)
08/29/2011	Hong Kong Shanghai Bank	United States Dollar	100,000	South African Rand	693,420	(3,275)
08/29/2011	Morgan Stanley	United States Dollar	90,000	South African Rand	614,745	(1,557)
08/29/2011	Barclays Capital	South African Rand	819,420	United States Dollar	120,000	2,041
08/29/2011	Hong Kong Shanghai Bank	South African Rand	3,260,127	United States Dollar	478,994	6,555
09/02/2011	JP Morgan	Malaysian Ringgit	526,940	United States Dollar	172,569	4,492
09/02/2011	Union Bank of Switzerland	United States Dollar	2,106,971	Brazilian Real	3,332,174	(22,732)
09/02/2011	Union Bank of Switzerland	United States Dollar	618,015	Brazilian Real	973,064	(3,903)
09/06/2011	JP Morgan	Indian Rupee	18,004,000	United States Dollar	400,000	4,457
09/06/2011	Barclays Capital	Polish Zloty	952,721	United States Dollar	344,378	(3,402)
09/06/2011	Barclays Capital	Russian Rouble	1,797,659	United States Dollar	63,790	973
09/07/2011	Bank of America	Korean Won	342,240,000	United States Dollar	320,000	4,516
09/09/2011	Bank of America	Chilean Peso	256,392,000	United States Dollar	552,034	10,008
09/19/2011	Boatman	Malaysian Ringgit	6,776,953	United States Dollar	2,236,028	38,178
09/19/2011	Hong Kong Shanghai Bank	Philippine Peso	35,722,969	United States Dollar	829,995	13,813
09/20/2011	JP Morgan	Singapore Dollar	199,409	United States Dollar	161,742	3,885
09/26/2011	Bank of America	Hungarian Forint	279,409,318	United States Dollar	1,452,005	25,919
09/29/2011	Bank of America	United States Dollar	237,272	Polish Zloty	666,154	(577)
10/05/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	2,855,160,000	United States Dollar	330,000	2,892
10/07/2011	Hong Kong Shanghai Bank	Indian Rupee	15,729,000	United States Dollar	350,000	1,364
10/18/2011	Citibank	Korean Won	1,631,634,689	United States Dollar	1,529,323	17,375
10/24/2011	Bank of America	Malaysian Ringgit	582,540	United States Dollar	195,267	(287)
10/24/2011	Hong Kong Shanghai Bank	Malaysian Ringgit	30,630	United States Dollar	10,164	88
10/25/2011	Deutsche Bank	Indian Rupee	22,436,852	United States Dollar	498,541	1,091
10/25/2011	Barclays Capital	Turkish Lira	149,358	United States Dollar	90,000	(3,041)
10/25/2011	Barclays Capital	Turkish Lira	131,874	United States Dollar	80,000	(3,220)
10/25/2011	Barclays Capital	Turkish Lira	98,610	United States Dollar	60,000	(2,587)
10/25/2011	Citibank	Turkish Lira	99,414	United States Dollar	60,000	(2,119)
10/25/2011	Goldman Sachs	Turkish Lira	845,498	United States Dollar	510,000	(17,733)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	712,695	United States Dollar	410,000	4,946
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	225,004	United States Dollar	140,000	(8,998)
10/25/2011	Hong Kong Shanghai Bank	Turkish Lira	247,389	United States Dollar	150,000	(5,965)
10/25/2011	Morgan Stanley	Turkish Lira	268,774	United States Dollar	160,000	(3,514)
10/25/2011	UBS Securities	Turkish Lira	713,959	United States Dollar	434,097	(18,415)
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	130,000	Turkish Lira	209,723	7,895
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	140,000	Turkish Lira	234,570	3,428

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/ (Losses)
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	450,000	Turkish Lira	746,978	$15,094
10/25/2011	Midland Bank	United States Dollar	162,938	Turkish Lira	278,009	1,076
10/25/2011	Morgan Stanley	United States Dollar	70,000	Turkish Lira	113,834	3,724
10/25/2011	Morgan Stanley	United States Dollar	130,000	Turkish Lira	214,013	5,397
10/25/2011	Morgan Stanley	United States Dollar	100,000	Turkish Lira	164,230	4,382
04/03/2012	UBS Securities	Brazilian Real	981,450	United States Dollar	540,000	86,295

Total						$127,729

At July 31, 2011, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index	Receive Rate		Notional Amount	Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.520%	BRL	3,934,111	01/02/2013	$(3,868)	$—	$(3,868)	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.690%		1,925,384	01/02/2013	838	—	838	Hong Kong Shanghai Bank
Czech Interbank Offered 6 Month Rate	2.210%	CZK	13,200,000	03/30/2013	9,257	—	9,257	Barclays Capital
Prague Interbank Offered 6 Month Rate	1.960%		18,000,000	06/29/2013	6,592	—	6,592	Barclays Capital
Brazil CETIP Interbank Deposit Rate	11.870%	BRL	76,946	01/02/2017	(1,325)	—	(1,325)	Hong Kong Shanghai Bank

					$11,494	$—	$11,494

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2011 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$44,558,458	$—	$44,558,458
Corporate Convertible Bonds	—	65,725	—	65,725
Government Agencies	—	1,187,085	—	1,187,085
Government Bonds	—	43,964,311	—	43,964,311
Financial Certificates	—	2,225,993	—	2,225,993
Index Linked Government Bonds	—	4,453,150	—	4,453,150
Short-Term Bills and Notes	—	717,449	—	717,449
Fully Funded Total Return Swaps	—	1,113,737	—	1,113,737

Total Investments	$—	$98,285,908	$—	$98,285,908

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$501,348	$—	$501,348
Interest Rate Swap Contracts	—	16,687	—	16,687
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(373,619)	—	(373,619)
Interest Rate Swap Contracts	—	(5,193)	—	(5,193)

Total Other Financial Instruments	$—	$139,223	$—	$139,223

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2011

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 27, 2011